Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 162,080	$ 118,373
Statutory tax rate	27.00%	27.00%	26.00%
Estimated tax liabilities	$ 0	$ 0
Foreign income tax rate	27.00%
Scenario, Plan [Member]
Summary of Income Tax [Line Items]
Statutory tax rate			21.00%
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 12,352	2,580
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	106,838	70,647
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	42,525	44,679
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 365	$ 467